Investments (Mortgage Loans - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Significant Purchases	$ 3,900	$ 4,700
Average Recorded Investment	$ 264	$ 391
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Agricultural
Mortgage Loans on Real Estate [Line Items]
Average Recorded Investment	$ 60	$ 76	$ 151
Estimated fair value of mortgage loans held-for-investment	11,900	11,400
Residential
Mortgage Loans on Real Estate [Line Items]
Average Recorded Investment	84	17	2
Estimated fair value of mortgage loans held-for-investment	8,800	5,600
Commercial mortgage loans
Mortgage Loans on Real Estate [Line Items]
Average Recorded Investment	120	298	430
Affiliated Entity
Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Significant Sales	3,000	1,900	2,300
Related Party Transaction, Amounts of Transaction	$ 1,800	$ 1,300	$ 1,800